Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0025 per share
Amount Registered | shares	17,128,381
Proposed Maximum Offering Price per Unit	5.18
Maximum Aggregate Offering Price	$ 88,725,013.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,252.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($5.55 and $4.80, respectively) of the registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on June 2, 2026.

The Registrant will not receive any proceeds from the sale of its Class A Ordinary Shares by the selling shareholders.

All the Class A Ordinary Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.